UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number       811-22120

Oppenheimer Portfolio Series: Fixed Income Active Allocation
(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of principal executive offices) (Zip code)

Robert G. Zack, Esq.
OppenheimerFunds, Inc.
Two World Financial Center, New York, New York 10281-1008
(Name and address of agent for service)

Registrant's telephone number, including area code:       (303) 768-3200

Date of fiscal year end:        January 31

Date of reporting period:        01/31/2008

Item 1.  Reports to Stockholders.

          January 31, 2008

Oppenheimer Portfolio Series Fixed Income Active Allocation Fund	Management Commentaries and Annual Report

MANAGEMENT COMMENTARIES

Listing of Top Holdings

ANNUAL REPORT

Fund Performance Discussion

Listing of Investments

Financial Statements

TOP HOLDINGS AND ALLOCATIONS

Asset Class Allocation

Fixed Income Funds	99.1%
Money Market Fund	0.9

Portfolio holdings and allocations are subject to change. Percentages are as of January 31, 2008, and are based on the total market value of investments in affiliated companies.

5	OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

FUND PERFORMANCE DISCUSSION

How has the Fund performed? Below is a discussion by OppenheimerFunds, Inc., of the Fund’s performance during its fiscal year ended January 31, 2008.

Management’s Discussion of Fund Performance. From the Fund’s inception on December 19, 2007, through its fiscal year end, the Fund’s Class A shares (without sales charge) returned 0.47%. The reporting period involved a time of global uncertainty regarding the future direction of the markets, an ongoing credit crunch and fears of a recession in the U.S., prompting the Federal Reserve (the “Fed”) to cut the federal funds rate to 3%.

          The Fund seeks to provide total return. It typically invests 80% of assets in a core allocation of Oppenheimer fixed income funds that provides broad exposure to fixed income sectors and 20% in a tactical allocation that seeks to take advantage of opportunities presented by current market conditions. The Fund is designed to offer a solid fixed income solution.

          The Fund currently seeks to achieve its objectives by allocating its assets to underlying funds that invest primarily in debt instruments. The Fund will seek to obtain the following target weightings: Oppenheimer Core Bond Fund, 44% of net assets, Oppenheimer Champion Income Fund, 12% of net assets, Oppenheimer International Bond Fund, 12% of net assets and Oppenheimer Master Loan Fund, LLC, 12% of net assets.

          Oppenheimer Core Bond Fund: Oppenheimer Core Bond Fund may form the foundation of a long-term fixed income portfolio by mainly providing exposure to higher quality corporate, government, agency and mortgage-backed debt securities. Investment-grade securities may reduce volatility in a portfolio comprised of stocks.

          Oppenheimer International Bond Fund: Oppenheimer International Bond Fund seeks total return by investing mainly in a portfolio of foreign government and corporate bonds diversified broadly across a range of countries, regions and currencies.

          Oppenheimer Master Loan Fund, LLC: Oppenheimer Master Loan Fund, LLC invests primarily in floating rate loans made to U.S. and foreign borrowers that are corporations, partnerships or other business entities.

          Oppenheimer Champion Income Fund: Oppenheimer Champion Income Fund seeks total return by investing in high yield (below investment grade) corporate bonds. The Fund’s default rate has been lower than the industry average over time, due to the management team’s disciplined research process and focus on solid diversification.

          Tactical Allocation Component: The active allocation component allows the portfolio management teams to adjust the Fund’s asset mix to take advantage of temporary market conditions that may present opportunities. The tactical allocation component is expected to be invested in at least two underlying funds.

          The Fund is managed by Arthur P. Steinmetz and Angelo G. Manioudakis. Arthur Steinmetz is a Senior Vice President of OppenheimerFunds, Inc. (the “Manager”) since 1993 and of HarbourView Asset Management Corporation since March 2000. He is a portfolio manager and officer of other portfolios in the OppenheimerFunds complex. Angelo Manioudakis is a Senior Vice President of the Manager and of HarbourView Asset

6	OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

Management Corporation since April 2002, of OFI Institutional Asset Management, Inc. since June 2002 and Vice President of Oppenheimer Real Asset Management, Inc. since November 2006. Prior to that, he was Executive Director and portfolio manager for MSIM/Miller, Anderson & Sherrerd, (Morgan Stanley Asset Management) (August 1993-April 2002). He is a portfolio manager and officer of other portfolios in the OppenheimerFunds complex.

7	OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

NOTES

Investors should consider the Fund’s investment objectives, risks, and other charges and expenses carefully before investing. The Fund’s prospectus contains this and other information about the Fund, and may be obtained by asking your financial advisor, calling us at 1.800.525.7048 or visiting our website at www.oppenheimerfunds.com. Read the prospectus carefully before investing.

The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

Class A shares of the Fund were first publicly offered on 12/19/07.

Class B shares of the Fund were first publicly offered on 12/19/07.

Class C shares of the Fund were first publicly offered on 12/19/07.

Class N shares of the Fund were first publicly offered on 12/19/07. Class N shares are offered only through retirement plans.

Class Y shares of the Fund were first publicly offered on 12/19/07. Class Y shares are offered only to certain institutional investors under special agreements with the Distributor.

An explanation of the calculation of performance is in the Fund’s Statement of Additional Information.

8	OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

FUND EXPENSES

Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples for Actual Expenses are based on an investment of $1,000.00 invested at the beginning of the period, December 19, 2007 (commencement of operations) and held for the period ended January 31, 2008.

The Hypothetical Examples for Comparison Purposes are based on an investment of $1,000.00 invested on August 1, 2007 and held for the six months ended January 31, 2008.

Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in

9	OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

FUND EXPENSES Continued

the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Actual	Beginning Account Value December 19, 2007	Ending Account Value January 31, 2008	Expenses Paid During Period Ended January 31, 2008[1,2]

Class A	$1,000.00	$1,004.70	$0.74

Class B	1,000.00	1,003.70	1.64

Class C	1,000.00	1,002.60	1.64

Class N	1,000.00	1,004.40	1.04

Class Y	1,000.00	1,004.80	0.62

Hypothetical
(5% return before expenses)

Class A	1,000.00	1,022.13	3.11

Class B	1,000.00	1,018.35	6.94

Class C	1,000.00	1,018.35	6.94

Class N	1,000.00	1,020.87	4.39

Class Y	1,000.00	1,022.63	2.60

1. Actual expenses paid are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 44/365 to reflect the period from December 19, 2007 (commencement of operations) to January 31, 2008.

2. Hypothetical expenses paid are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

The expense ratios, excluding indirect expenses from affiliated funds, for the period from December 19, 2007 (commencement of operations) to January 31, 2008 is as follows:

Class	Expense Ratios

Class A	0.61%

Class B	1.36

Class C	1.36

Class N	0.86

Class Y	0.51

The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund’s Manager that can be terminated at any time, without advance notice. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

10	OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

STATEMENT OF INVESTMENTS January 31, 2008

	Shares	Value

Investment Companies—44.7% [1]

Fixed Income Funds—44.3%
Oppenheimer Champion Income Fund, Cl. Y	46,920	$401,163

Oppenheimer Core Bond Fund, Cl. Y	146,916	1,489,731

Oppenheimer International Bond Fund, Cl. Y	63,429	416,096

Oppenheimer Master Loan Fund, LLC	41,020	396,689

		2,703,679

Money Market Fund—0.4%
Oppenheimer Institutional Money Market Fund, Cl. E, 4.54% [2]	25,815	25,815

Total Investments, at Value (Cost $2,738,284)	44.7%	2,729,494

Other Assets Net of Liabilities	55.3	3,372,074

Net Assets	100.0%	$6,101,568

Industry classifications are unaudited.

Footnotes to Statement of Investments

1. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended January 31, 2008, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares December 19, 2007	Gross Additions	Gross Reductions		Shares January 31, 2008

Oppenheimer Champion Income Fund, Cl. Y	—	46,920	—		46,920
Oppenheimer Core Bond Fund, Cl. Y	—	146,916	—		146,916
Oppenheimer Institutional Money Market Fund, Cl. E	—	1,812,871	1,787,056		25,815
Oppenheimer International Bond Fund, Cl. Y	—	63,429	—		63,429
Oppenheimer Master Loan Fund, LLC	—	41,199	179		41,020

		Value	Dividend Income		Realized Gain

Oppenheimer Champion Income Fund, Cl. Y		$401,163	$1,985		$—
Oppenheimer Core Bond Fund, Cl. Y		1,489,731	4,915		—
Oppenheimer Institutional Money Market Fund, Cl. E		25,815	428		—
Oppenheimer International Bond Fund, Cl. Y		416,096	3,738		—
Oppenheimer Master Loan Fund, LLC		396,689	1,761	[a]	114	[a]

		$2,729,494	$12,827		$114

          a. Represents the amount allocated to the Fund from Oppenheimer Master Loan Fund, LLC.

2. Rate shown is the 7-day yield as of January 31, 2008.

11	OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

STATEMENT OF INVESTMENTS Continued

Footnotes to Statement of Investments Continued

Valuation Inputs

Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1—quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange).

2) Level 2—inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market-corroborated inputs such as interest rates, prepayment speeds, credit risks, etc).

3) Level 3—unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset).

The market value of the Fund’s investments was determined based on the following inputs as of January 31, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1—Quoted Prices	$ 2,729,494	$—
Level 2—Other Significant Observable Inputs	—	—
Level 3—Significant Unobservable Inputs	—	—

Total	$ 2,729,494	$—

* Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts, futures and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Options and swaps are reported at their market value at measurement date, which may include premiums received or paid.

See the accompanying Notes for further discussion of the methods used in determining value of the Fund’s investments, and a summary of changes to the valuation techniques, if any, during the reporting period.

See accompanying Notes to Financial Statements.

12	OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

STATEMENT OF ASSETS AND LIABILITIES January 31, 2008

Assets
Investments, at value—see accompanying statement of investments—
affiliated companies (cost $2,738,284)	$2,729,494

Cash	137,428

Receivables and other assets:
Shares of beneficial interest sold	3,401,887
Dividends	6,761
Investments sold	1,729
Other	1,700

Total assets	6,278,999

Liabilities
Payables and other liabilities:
Investments purchased	146,604
Legal, auditing and other professional fees	17,309
Shareholder communications	8,207
Dividends	4,765
Distribution and service plan fees	379
Transfer and shareholder servicing agent fees	5
Other	162

Total liabilities	177,431

Net Assets	$6,101,568

Composition of Net Assets
Par value of shares of beneficial interest	$613

Additional paid-in capital	6,108,813

Accumulated net investment income	140

Accumulated net realized gain on investments	792

Net unrealized depreciation on investments	(8,790)

Net Assets	$6,101,568

13	OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

STATEMENT OF ASSETS AND LIABILITIES Continued

Net Asset Value Per Share

Class A Shares:
Net asset value and redemption price per share (based on net assets of $2,722,592 and 273,406 shares of beneficial interest outstanding)	$ 9.96
Maximum offering price per share (net asset value plus sales charge of 4.75% of offering price)	$10.46

Class B Shares:

Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $652,395 and 65,509 shares of beneficial interest outstanding)

$ 9.96

Class C Shares:

Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $2,444,614 and 245,651 shares of beneficial interest outstanding)

$ 9.95

Class N Shares:

Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $181,409 and 18,220 shares of beneficial interest outstanding)

$ 9.96

Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $100,558 and 10,100 shares of beneficial interest outstanding)	$ 9.96

See accompanying Notes to Financial Statements.

14	OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

STATEMENT OF OPERATIONS For the Period Ended January 31, 2008[1]

Investment Income
Dividends from affiliated companies	$11,066

Net investment income allocated from Oppenheimer Master Loan Fund, LLC	1,761

Total investment income	12,827

Expenses
Management fees	702

Distribution and service plan fees:
Class A	266
Class B	129
Class C	300
Class N	66

Transfer and shareholder servicing agent fees:
Class A	14
Class C	2

Shareholder communications:
Class A	3,040
Class B	1,216
Class C	3,698
Class N	202
Class Y	51

Legal, auditing and other professional fees	17,120

Administration service fees	189

Trustees’ compensation	177

Custodian fees and expenses	60

Other	118

Total expenses	27,350
Less waivers and reimbursements of expenses	(25,864)

Net expenses	1,486

Net Investment Income	11,341

Realized and Unrealized Gain (Loss)
Net realized gain on:
Distributions received from affiliated companies	678
Allocated from Oppenheimer Master Loan Fund, LLC	114

Net realized gain	792

Net change in unrealized depreciation on investments	(8,790)

Net Increase in Net Assets Resulting from Operations	$3,343

1. For the period from December 19, 2007 (commencement of operations) to January 31, 2008.

See accompanying Notes to Financial Statements.

15	OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

STATEMENT OF CHANGES IN NET ASSETS

Period Ended January 31,	2008[1]

Operations
Net investment income	$11,341

Net realized gain	792

Net change in unrealized depreciation	(8,790)

Net increase in net assets resulting from operations	3,343

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	(7,500)
Class B	(826)
Class C	(1,474)
Class N	(917)
Class Y	(890)

(11,607)

Beneficial Interest Transactions
Net increase in net assets resulting from beneficial interest transactions:
Class A	2,626,858
Class B	651,959
Class C	2,445,917
Class N	181,097
Class Y	100,001

6,005,832

Net Assets
Total increase	5,997,568

Beginning of period	104,000 [2]

End of period (including accumulated net investment income of $140
for the period ended January 31, 2008)	$6,101,568

1. For the period from December 19, 2007 (commencement of operations) to January 31, 2008.

2. Reflects the value of the Manager’s initial seed money investment on November 13, 2007.

See accompanying Notes to Financial Statements.

16	OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

FINANCIAL HIGHLIGHTS

Class A Period Ended January 31,	2008[1]

Per Share Operating Data
Net asset value, beginning of period	$10.00

Income (loss) from investment operations:
Net investment income[2]	.08
Net realized and unrealized loss	(.03)

Total from investment operations	.05

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.09)

Net asset value, end of period	$9.96

Total Return, at Net Asset Value[3]	0.47%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,723

Average net assets (in thousands)	$920

Ratios to average net assets:[4]
Net investment income	6.51%
Total expenses[5]	13.23%[6]
Expenses after payments, waivers and/or reimbursements
and reduction to custodian expenses	0.61%

Portfolio turnover rate	0%

1. For the period from December 19, 2007 (commencement of operations) to January 31, 2008.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Total expenses including all underlying fund expenses were as follows:

Period Ended January 31, 2008	13.72%

6. The fiscal 2008 total expenses ratio is higher than the anticipated total expense ratio of the class for future years due to the Fund’s limited operating history at January 31, 2008.

See accompanying Notes to Financial Statements.

17	OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

FINANCIAL HIGHLIGHTS Continued

Class B Period Ended January 31,	2008[1]

Per Share Operating Data
Net asset value, beginning of period	$10.00

Income (loss) from investment operations:
Net investment income[2]	.07
Net realized and unrealized loss	(.03)

Total from investment operations	.04

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.08)

Net asset value, end of period	$9.96

Total Return, at Net Asset Value[3]	0.37%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$652

Average net assets (in thousands)	$112

Ratios to average net assets:[4]
Net investment income	5.96%
Total expenses[5]	20.34%[6]
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.36%

Portfolio turnover rate	0%

1. For the period from December 19, 2007 (commencement of operations) to January 31, 2008.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Total expenses including all underlying fund expenses were as follows:

Period Ended January 31, 2008 20.83%

6. The fiscal 2008 total expenses ratio is higher than the anticipated total expense ratio of the class for future years due to the Fund’s limited operating history at January 31, 2008.

            See accompanying Notes to Financial Statements.

18	OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

Class C Period Ended January 31,	2008[1]

Per Share Operating Data
Net asset value, beginning of period	$10.00

Income (loss) from investment operations:
Net investment income[2]	.05
Net realized and unrealized loss	(.02)

Total from investment operations	.03

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.08)

Net asset value, end of period	$9.95

Total Return, at Net Asset Value[3]	0.26%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,445

Average net assets (in thousands)	$269

Ratios to average net assets:[4]
Net investment income	4.83%
Total expenses[5]	21.10%[6]
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.36%

Portfolio turnover rate	0%

1. For the period from December 19, 2007 (commencement of operations) to January 31, 2008.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Total expenses including all underlying fund expenses were as follows:

Period Ended January 31, 2008 21.59%

6. The fiscal 2008 total expenses ratio is higher than the anticipated total expense ratio of the class for future years due to the Fund’s limited operating history at January 31, 2008.

See accompanying Notes to Financial Statements.

19	OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

FINANCIAL HIGHLIGHTS Continued

Class N Period Ended January 31,	2008[1]

Per Share Operating Data
Net asset value, beginning of period	$10.00

Income (loss) from investment operations:
Net investment income[2]	.08
Net realized and unrealized loss	(.04)

Total from investment operations	.04

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.08)

Net asset value, end of period	$9.96

Total Return, at Net Asset Value[3]	0.44%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$181

Average net assets (in thousands)	$113

Ratios to average net assets:[4]
Net investment income	6.46%
Total expenses[5]	12.53%[6]
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.86%

Portfolio turnover rate	0%

1. For the period from December 19, 2007 (commencement of operations) to January 31, 2008.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Total expenses including all underlying fund expenses were as follows:

Period Ended January 31, 2008 13.02%

6. The fiscal 2008 total expenses ratio is higher than the anticipated total expense ratio of the class for future years due to the Fund’s limited operating history at January 31, 2008.

See accompanying Notes to Financial Statements.

20	OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

Class Y Period Ended January 31,	2008 [1]

Per Share Operating Data
Net asset value, beginning of period	$10.00

Income (loss) from investment operations:
Net investment income[2]	.09
Net realized and unrealized loss	(.04)

Total from investment operations	.05

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.09)

Net asset value, end of period	$9.96

Total Return, at Net Asset Value[3]	0.48%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$101

Average net assets (in thousands)	$101

Ratios to average net assets:[4]
Net investment income	7.13%
Total expenses[5]	11.36%[6]
Expenses after payments, waivers and/or reimbursements
and reduction to custodian expenses	0.51%

Portfolio turnover rate	0%

1. For the period from December 19, 2007 (commencement of operations) to January 31, 2008.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Total expenses including all underlying fund expenses were as follows:

                                   Period Ended January 31, 2008               11.85%

6. The fiscal 2008 total expenses ratio is higher than the anticipated total expense ratio of the class for future years due to the Fund’s limited operating history at January 31, 2008.

See accompanying Notes to Financial Statements.

21	OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies

Oppenheimer Portfolio Series Fixed Income Active Allocation Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund’s invesment objective is to seek to provide total return. The Fund is a special type of mutual fund known as a “fund of funds” because it invests in other mutual funds. The Fund normally invests in fixed income portfolios of Oppenheimer mutual funds (individually, an “Underlying Fund” and collectively, the “Underlying Funds”). The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”). The Fund was organized on August 29, 2007 and began operations on December 19, 2007.

          The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.

The following is a summary of significant accounting policies consistently followed by the Fund.

Securities Valuation. The Fund calculates the net asset value of its shares based upon the net asset value of the applicable Underlying Fund. For each Underlying Fund, the net asset value per share for a class of shares is determined as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading by dividing the value of the Underlying Fund’s net assets attributable to that class by the number of outstanding shares of that class on that day.

          Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical assets or liabilities are classified as “Level 1”, inputs other than quoted prices for an asset that are observable are classified as “Level 2” and unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3”. The inputs used for valuing assets

22	OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

and liabilities are not necessarily an indication of the risks associated with investing in those assets or liabilities. A table summarizing the Fund’s investments under these levels of classification is included following the Statement of Investments.

          The Fund classifies each of its investments in Underlying Funds as Level 1. To determine their net asset values, the Underlying Funds’ assets are valued primarily on the basis of current market quotations. In the absence of a readily available quoted market price, including for assets whose values have been materially affected by what the Manager identifies as a significant event occurring before the Underlying Fund’s assets are valued but after the close of their respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that Underlying Fund’s assets using consistently applied procedures under the supervision of the Board of Trustees. The methodologies used for valuing assets are not necessarily an indication of the risks associated with investing in those Underlying Funds.

          The Underlying Funds’ investments are classified as Level 1, Level 2 or Level 3 based on inputs used in determining their value. Investments held by the Underlying Funds are typically classified as Level 1 or Level 2. Fair valued assets may be classified as Level 3 if the valuation primarily reflects the Manager’s own assumptions about the inputs that market participants would use in valuing such securities.

There have been no significant changes to the fair valuation methodologies during the period.

Risks of Investing in the Underlying Funds. Each of the Underlying Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Underlying Fund than in another, the Fund will have greater exposure to the risks of that Underlying Fund.

Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. The Fund’s investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.

Investments in Oppenheimer Master Loan Fund, LLC. The Fund is permitted to buy interests in trusts and other pooled entities that invest primarily or exclusively in loan obligations, including entities sponsored and/or advised by the Manager or an affiliate. The loans underlying these investments may include loans to foreign or U.S. borrowers, may be collateralized or uncollateralized and may be rated above or below investment grade or unrated. Oppenheimer Master Loan Fund, LLC (“Master Loan”) is a mutual fund

23	OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS Continued

1. Significant Accounting Policies Continued

registered under the Investment Company Act of 1940, which seeks as high a level of current income and preservation of capital as is consistent with investing primarily in loans and other debt securities. The Manager is also the investment adviser of Master Loan. The Manager expects at certain times that the investment in Master Loan may exceed 15% of the Fund’s net assets. The Fund’s investment in Master Loan is included in the Statement of Investments. The Fund recognizes income and gain/(loss) on its investment in Master Loan according to its allocated pro-rata share, based on its relative proportion of total outstanding Master Loan shares held, of the total net income earned by the net gain/(loss) realized on investments sold by Master Loan. As a shareholder, the Fund is subject to its proportional share of Master Loan’s expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in Master Loan.

Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

Undistributed Net Investment Income	Undistributed Long-Term Gain	Accumulated Loss Carryforward[1]	Net Unrealized Depreciation Based on Cost of Securities and Other Investments for Federal Income Tax Purposes

$ 3,232	$678	$ —	$ 6,915

1. During the fiscal year ended January 31, 2008, the Fund did not utilize any capital loss carryforward.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

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Accordingly, the following amounts have been reclassified for January 31, 2008. Net assets of the Fund were unaffected by the reclassifications.

Reduction to Paid-in Capital	Reduction to Accumulated Net Investment Loss

$406	$406

The tax character of distributions paid during the period ended January 31, 2008 was as follows:

Period Ended January 31, 2008

Distributions paid from:
Ordinary income	$11,607

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of January 31, 2008 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$2,736,409

Gross unrealized appreciation	$6,765
Gross unrealized depreciation	(13,680)

Net unrealized depreciation	$(6,915)

Trustees’ Compensation. The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

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NOTES TO FINANCIAL STATEMENTS Continued

1. Significant Accounting Policies Continued

Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Market discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.

Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

26	OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

2. Shares of Beneficial Interest

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

Period Ended January 31, 2008[1,2]
	Shares	Amount

Class A
Sold	263,280	$2,625,598
Dividends and/or distributions reinvested	126	1,260

Net increase	263,406	$2,626,858

Class B
Sold	65,405	$651,923
Dividends and/or distributions reinvested	4	36

Net increase	65,409	$651,959

Class C
Sold	245,482	$2,445,229
Dividends and/or distributions reinvested	69	688

Net increase	245,551	$2,445,917

Class N
Sold	18,113	$181,027
Dividends and/or distributions reinvested	7	70

Net increase	18,120	$181,097

Class Y
Sold	10,000	$100,001
Dividends and/or distributions reinvested	—	—

Net increase	10,000	$100,001

1. For the period from December 19, 2007 (commencement of operations) to January 31, 2008.

2. The Fund sold 10,000 shares of Class A at a value of $100,000 and 100 shares each of Class B, Class C, Class N and Class Y at a value of $1,000, respectively, to the Manager upon seeding of the Fund on November 13, 2007.

3. Purchases and Sales of Securities

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the period ended January 31, 2008, were as follows:

	Purchases	Sales

Investment securities	$2,565,956	$1,729

27	OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS Continued

4. Fees and Other Transactions with Affiliates

Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee at an annual rate of 0.50% per annum of the average annual net assets of the Fund reduced by the amount of the advisory fees paid to the Manager by the underlying Fund.

Administration Service Fees. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund’s tax returns.

Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the period ended January 31, 2008, the Fund paid $11 to OFS for services to the Fund.

          Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

Offering and Organizational Costs. The Manager paid all initial offering and organizational costs associated with the registration and seeding of the Fund.

Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.

Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its

28	OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor’s aggregate uncompensated expenses under the Plans at December 31, 2007 for Class B, Class C and Class N shares were $918, $919 and $955, respectively. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations.

Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

Period Ended	Class A Front-End Sales Charges Retained by Distributor	Class A Contingent Deferred Sales Charges Retained by Distributor	Class B Contingent Deferred Sales Charges Retained by Distributor	Class C Contingent Deferred Sales Charges Retained by Distributor	Class N Contingent Deferred Sales Charges Retained by Distributor

January 31, 2008	$ 8,334	$ —	$ —	$ —	$ —

Waivers and Reimbursements of Expenses. The Manager has voluntarily agreed to a total expense limitation on the aggregate amount of combined direct (fund-of-funds level) and indirect expense so that “Total expenses” as a percentage of average daily net assets will not exceed the following annual rates: 1.10%, 1.85%, 1.85%, 1.35% and 1.00%, for Class A, Class B, Class C, Class N and Class Y, respectively. The Manager may modify or terminate this undertaking at any time without notice to shareholders. These expense limitations do not include extraordinary expenses and other expenses not incurred in the ordinary course of the Fund’s business. During the period ended January 31, 2008, the Manager waived $13,881, $2,568, $6,388, $1,586 and $1,320 for Class A, Class B, Class C, Class N and Class Y shares, respectively. Notwithstanding the foregoing limits, the Manager is not required to waive or reimburse Fund expenses in excess of indirect management fees earned from investments in Underlying Funds to assure that expenses do not exceed those limits.

          OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

          The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF and Master Loan. During the period ended January 31, 2008, the Manager waived $121 for management fees.

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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of Oppenheimer Portfolio Series Fixed Income Active Allocation Fund:

We have audited the accompanying statement of assets and liabilities of Oppenheimer Portfolio Series Fixed Income Active Allocation Fund (the “Fund”), including the statement of investments, as of January 31, 2008, and the related statement of operations, the statement of changes in net assets and the financial highlights for the period from December 19, 2007 (commencement of operations) to January 31, 2008. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

          We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of January 31, 2008, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

          In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of January 31, 2008, the results of its operations, the statement of changes in net assets and the financial highlights for the period from December 19, 2007 (commencement of operations) to January 31, 2008, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Denver, Colorado
March 13, 2008

30	OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

FEDERAL INCOME TAX INFORMATION Unaudited

In early 2008, if applicable, shareholders of record received information regarding all dividends and distributions paid to them by the Fund during calendar year 2007. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

          Dividends, if any, paid by the Fund during the fiscal year ended January 31, 2008 which are not designated as capital gain distributions should be multiplied by 0.13% to arrive at the amount eligible for the corporate dividend-received deduction.

          A portion, if any, of the dividends paid by the Fund during the fiscal year ended January 31, 2008 which are not designated as capital gain distributions are eligible for lower individual income tax rates to the extent that the Fund has received qualified dividend income as stipulated by recent tax legislation. $13 of the Fund’s fiscal year taxable income may be eligible for the lower individual income tax rates. In early 2008, shareholders of record received information regarding the percentage of distributions that are eligible for lower individual income tax rates.

          Recent tax legislation allows a regulated investment company to designate distributions not designated as capital gain distributions, as either interest related dividends or short-term capital gain dividends, both of which are exempt from the U.S. withholding tax applicable to non U.S. taxpayers. For the fiscal year ended January 31, 2008, $78 or 0.67% of the ordinary distributions paid by the Fund qualifies as an interest related dividend.

          The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.

31	OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT Unaudited

The Investment Company Act of 1940, as amended, requires that the Board of Trustees (the “Board”), including a majority of the independent Trustees, request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Fund’s investment advisory agreement (the “Agreement”).

          In approving the Fund’s initial Agreement, the Board considered information provided by the Manager on the following factors: (i) the nature, quality and extent of the Manager’s services to be provided, (ii) the fees and expenses of the Fund, including estimated and comparative expense information, (iii) the profitability of the Manager and its affiliates, including an analysis of the anticipated cost of providing services, (iv) the extent to which economies of scale may be realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (v) other benefits that the Manager may receive from its relationship with the Fund. Outlined below is a summary of the principal information considered by the Board as well as the Board’s conclusions.

          Nature, Quality and Extent of Services. The Board considered information about the nature and extent of the services to be provided to the Fund and information regarding the Manager’s key personnel who will provide such services. The Manager’s duties would include providing the Fund with the services of the portfolio managers and the Manager’s asset allocation team, who will provide research, analysis and other advisory services in regard to the Fund’s investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund’s investment restrictions. The Manager would be responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund’s operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund’s shares. The Manager will also provide the Fund with office space, facilities and equipment.

          The Board also considered the quality of the Manager’s resources that will be available to the Fund. The Board took account of the fact that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board members considered the totality of their experiences with the Manager as directors or trustees of the Fund and of other funds advised by the Manager. The Board considered information

32	OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

regarding the quality of services provided by affiliates of the Manager, which the Board members have become knowledgeable about in connection with other funds managed by the Manager. The Board evaluated the Manager’s administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager’s key personnel and the size and functions of its staff providing investment management services to the Fund. In its evaluation of the quality of the portfolio management services to be provided, the Board considered the experience of Arthur Steinmetz and Angelo Manioudakis, the portfolio managers for the Fund, and the investment performance of the investment companies in which the Fund may invest (the “Underlying Funds”). In light of the foregoing, the Board concluded that the Fund is likely to benefit from the services to be provided under the Agreement and as a result of the Manager’s experience, reputation, personnel, operations, and resources.

          Costs of Services and Profits Realized by the Manager. The Board considered the Manager’s anticipated costs in serving as the Fund’s investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund. The Board reviewed the fees to be paid to the Manager and its affiliates and the other expenses that will be borne by the Fund. The Board also evaluated the comparability of the fees to be charged and the services to be provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The Board noted that the Fund’s management fee is reduced by the amount of advisory fees paid to the Manager by the Underlying
Fund(s). The Board also noted that the Manager has agreed to voluntarily limit the aggregate amount of combined direct (fund-of-funds level) and indirect expense so that as a percentage of average daily net assets they will not exceed the following annual rates: 1.10% for Class A, 1.85% for Class B, 1.85% for Class C, 1.35% for Class N and 1.00% for Class Y. The Manager may modify or terminate this undertaking at any time without notice to shareholders.

Economies of Scale. The Board considered the extent to which the Manager may realize economies of scale in managing and supporting the Fund as the Fund grows.

          Other Benefits to the Manager. In addition to considering the profits that may be realized by the Manager, the Board considered information regarding the direct and indirect benefits the Manager may receive as a result of its relationship with the Fund, including compensation paid to the Manager’s affiliates. The Board also considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to provide significant services to the Fund and its shareholders.

33	OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT Unaudited / Continued

          Conclusions. These factors were considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees’ counsel are both independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

          Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, concluded that the nature, extent and quality of the services to be provided to the Fund by the Manager would be a benefit to the Fund and in the best interest of the Fund’s shareholders and that the amount and structure of the compensation to be received by the Manager and its affiliates are reasonable in relation to the services Trustees, to be provided. Accordingly, the Board approved the Agreement for an initial period of two years. In arriving at this decision, the Board considered all of the above information, and considered the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.

34	OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited

The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.

          The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

35	OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

TRUSTEES AND OFFICERS Unaudited

Name, Position(s) Held with the Fund, Length of Service, Age	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships Held; Number of Portfolios in the Fund Complex Currently Overseen

INDEPENDENT TRUSTEES

The address of each Trustee in the chart below is 6803 S. Tucson Way, Centennial, Colorado 80112-3924. Each Trustee serves for an indefinite term, or until his or her resignation, retirement, death or removal.

William L. Armstrong, Chairman of the Board of Trustees and Trustee (since 2007) Age: 71

President, Colorado Christian University (since 2006); Chairman, Cherry Creek Mortgage Company (since 1991), Chairman, Centennial State Mortgage Company (since 1994), Chairman, The El Paso Mortgage Company (since 1993); Chairman, Ambassador Media Corporation (since 1984); Chairman, Broadway Ventures (since 1984); Director of Helmerich & Payne, Inc. (oil and gas drilling/production company) (since 1992), Campus Crusade for Christ (non-profit) (since 1991); Former Director, The Lynde and Harry Bradley Foundation, Inc. (non-profit organization) (2002-2006); former Chairman of: Transland Financial Services, Inc. (private mortgage banking company) (1997-2003), Great Frontier Insurance (1995-2000), Frontier Real Estate, Inc. (residential real estate brokerage) (1994-2000) and Frontier Title (title insurance agency) (1995-2000); former Director of the following: UNUMProvident (insurance company) (1991-2004), Storage Technology Corporation (computer equipment company) (1991-2003) and International Family Entertainment (television channel) (1992-1997); U.S. Senator (January 1979-January 1991). Oversees 39 portfolios in the OppenheimerFunds complex.

George C. Bowen, Trustee (since 2007) Age: 71

Assistant Secretary and Director of Centennial Asset Management Corporation (December 1991-April 1999); President, Treasurer and Director of Centennial Capital Corporation (June 1989-April 1999); Chief Executive Officer and Director of MultiSource Services, Inc. (March 1996-April 1999); Mr. Bowen held several positions with the Manager and with subsidiary or affiliated companies of the Manager (September 1987-April 1999). Oversees 39 portfolios in the OppenheimerFunds complex.

Edward L. Cameron, Trustee (since 2007) Age: 69

Member of The Life Guard of Mount Vernon (George Washington historical site) (June 2000–May 2006); Partner of PricewaterhouseCoopers LLP (accounting firm) (July 1974-June 1999); Chairman of Price Waterhouse LLP Global Investment Management Industry Services Group (financial services firm) (July 1994-June 1998). Oversees 39 portfolios in the OppenheimerFunds complex.

Jon S. Fossel, Trustee (since 2007) Age: 66

Director of UNUMProvident (insurance company) (since June 2002); Director of Northwestern Energy Corp. (public utility corporation) (since November 2004); Director of P.R. Pharmaceuticals (October 1999-October 2003); Director of Rocky Mountain Elk Foundation (non-profit organization) (February 1998-February 2003 and since February 2005); Chairman and Director (until October 1996) and President and Chief Executive Officer (until October 1995) of the Manager; President, Chief Executive Officer and Director of the following: Oppenheimer Acquisition Corp. (“OAC”) (parent holding company of the Manager), Shareholders Services, Inc. and Shareholder Financial Services, Inc. (until October 1995). Oversees 39 portfolios in the OppenheimerFunds complex.

Sam Freedman, Trustee (since 2007) Age: 67

Director of Colorado UpLIFT (charitable organization) (since September 1984). Mr. Freedman held several positions with the Manager and with subsidiary or affiliated companies of the Manager (until October 1994). Oversees 39 portfolios in the OppenheimerFunds complex.

36	OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

Beverly L. Hamilton, Trustee (since 2007) Age: 61

Trustee of Monterey Institute for International Studies (educational organization) (since February 2000); Board Member of Middlebury College (educational organization) (since December 2005); Director of The California Endowment (philanthropic organization) (since April 2002); Director (February 2002-2005) and Chairman of Trustees (since 2006) of the Community Hospital of Monterey Peninsula; Director (October 1991-2005) and Vice Chairman (since 2006) of American Funds’ Emerging Markets Growth Fund, Inc. (mutual fund); President of ARCO Investment Management Company (February 1991-April 2000); Member of the investment committees of The Rockefeller Foundation (since 2001) and The University of Michigan (since 2000); Advisor at Credit Suisse First Boston’s Sprout venture capital unit (venture capital fund) (1994-January 2005); Trustee of MassMutual Institutional Funds (investment company) (1996-June 2004); Trustee of MML Series Investment Fund (investment company) (April 1989-June 2004); Member of the investment committee of Hartford Hospital (2000-2003); and Advisor to Unilever (Holland) pension fund (2000-2003). Oversees 39 portfolios in the OppenheimerFunds complex.

Robert J. Malone, Trustee (since 2007) Age: 63

Director of Jones Knowledge, Inc. (since 2006); Director of Jones International University (educational organization) (since August 2005); Chairman, Chief Executive Officer and Director of Steele Street State Bank (commercial banking) (since August 2003); Director of Colorado UpLIFT (charitable organization) (since 1986); Trustee of the Gallagher Family Foundation (non-profit organization) (since 2000); Former Chairman of U.S. Bank-Colorado (subsidiary of U.S. Bancorp and formerly Colorado National Bank) (July 1996-April 1999); Director of Commercial Assets, Inc. (real estate investment trust) (1993-2000); Director of Jones Knowledge, Inc. (2001-July 2004); and Director of U.S. Exploration, Inc. (oil and gas exploration) (1997-February 2004). Oversees 39 portfolios in the OppenheimerFunds complex.

F. William Marshall, Jr., Trustee (since 2007) Age: 65

Trustee of MassMutual Select Funds (formerly MassMutual Institutional Funds) (investment company) (since 1996) and MML Series Investment Fund (investment company) (since 1996); Trustee of Worcester Polytech Institute (since 1985); Chairman (since 1994) of the Investment Committee of the Worcester Polytech Institute (private university); President and Treasurer of the SIS Funds (private charitable fund) (since January 1999); Chairman of SIS & Family Bank, F.S.B. (formerly SIS Bank) (commercial bank) (January 1999-July 1999); and Executive Vice President of Peoples Heritage Financial Group, Inc. (commercial bank) (January 1999-July 1999). Oversees 41 portfolios in the OppenheimerFunds complex.

INTERESTED TRUSTEE

The address of Mr. Grabish is 6803 S. Tucson Way, Centennial, Colorado 80112-3924. Mr. Grabish serves for an indefinite term, or until his resignation, retirement, death or removal. Mr. Grabish is an interested Trustee because of his prior affiliation with A.G. Edwards & Sons, Inc., a broker/dealer that sells shares of the Fund.

Richard F. Grabish, Trustee (since 2008) Age: 59

Formerly Senior Vice President and Assistant Director of Sales and Marketing (March 1997-December 2007), Director (March 1987-December 2007) and Manager of Private Client Services (June 1985-June 2005) of A.G. Edwards & Sons, Inc. (broker/dealer and investment firm); Chairman and Chief Executive Officer of A.G. Edwards Trust Company, FSB (March 2001-December 2007); President and Vice Chairman of A.G. Edwards Trust Company, FSB (investment adviser) (April 1987-March 2001); President of A.G. Edwards Trust Company, FSB (investment adviser) (June 2005-December 2007). Oversees 17 portfolios in the OppenheimerFunds complex.

37	OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

TRUSTEES AND OFFICERS Unaudited / Continued

INTERESTED TRUSTEE AND OFFICER

The address of Mr. Murphy is Two World Financial Center, 225 Liberty Street, 11th Floor, New York, New York 10281-1008. Mr. Murphy serves as a Trustee for an indefinite term, or until his resignation, retirement, death or removal and as an Officer for an indefinite term, or until his resignation, retirement, death or removal. Mr. Murphy is an interested Trustee due to his positions with OppenheimerFunds, Inc. and its affiliates.

John V. Murphy, Trustee, President and Principal Executive Officer (since 2007) Age: 58

Chairman, Chief Executive Officer and Director of the Manager (since June 2001); President of the Manager (September 2000-March 2007); President and director or trustee of other Oppenheimer funds; President and Director of Oppenheimer Acquisition Corp. (“OAC”) (the Manager’s parent holding company) and of Oppenheimer Partnership Holdings, Inc. (holding company subsidiary of the Manager) (since July 2001); Director of OppenheimerFunds Distributor, Inc. (subsidiary of the Manager) (November 2001-December 2006); Chairman and Director of Shareholder Services, Inc. and of Shareholder Financial Services, Inc. (transfer agent subsidiaries of the Manager) (since July 2001); President and Director of OppenheimerFunds Legacy Program (charitable trust program established by the Manager) (since July 2001); Director of the following investment advisory subsidiaries of the Manager: OFI Institutional Asset Management, Inc., Centennial Asset Management Corporation, Trinity Investment Management Corporation and Tremont Capital Management, Inc. (since November 2001), HarbourView Asset Management Corporation and OFI Private Investments, Inc. (since July 2001); President (since November 2001) and Director (since July 2001) of Oppenheimer Real Asset Management, Inc.; Executive Vice President of Massachusetts Mutual Life Insurance Company (OAC’s parent company) (since February 1997); Director of DLB Acquisition Corporation (holding company parent of Babson Capital Management LLC) (since June 1995); Chairman (since October 2007) and Member of the Investment Company Institute’s Board of Governors (since October 2003). Oversees 105 portfolios in the OppenheimerFunds complex.

OTHER OFFICERS OF THE FUND

The addresses of the Officers in the chart below are as follows: for Messrs. Steinmetz, Zack, Gillespie and Ms. Bloomberg , Two World Financial Center, 225 Liberty Street, New York, New York 10281-1008, for Messrs. Vandehey, Wixted, Petersen, Szilagyi and Ms. Ives, 6803 S. Tucson Way, Centennial, Colorado 80112-3924; for Mr. Manioudakis, 470 Atlantic Avenue, 11th Floor, Boston, Massachusetts 02210. Each Officer serves for an indefinite term or until his or her resignation, retirement, death or removal.

Angelo G. Manioudakis, Vice President and Portfolio Manager (since 2007) Age: 41

Senior Vice President of the Manager and of HarbourView Asset Management Corporation (since April 2002) and of OFI Institutional Asset Management, Inc. (since June 2002); Vice President of Oppenheimer Real Asset Management, Inc. (since November 2006). Executive Director and portfolio manager for MSIM/Miller, Anderson & Sherrerd (Morgan Stanley Asset Management) (August 1993-April 2002). A portfolio manager and officer of 16 portfolios in the OppenheimerFunds complex.

Arthur P. Steinmetz, Vice President and Portfolio Manager (since 2007) Age: 49

Senior Vice President of the Manager (since March 1993) and of HarbourView Asset Management Corporation (since March 2000). A portfolio manager and officer of 5 portfolios in the OppenheimerFunds complex.

38	OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

Mark S. Vandehey, Vice President and Chief Compliance Officer (since 2007) Age: 57

Senior Vice President and Chief Compliance Officer of the Manager (since March 2004); Chief Compliance Officer of OppenheimerFunds Distributor, Inc., Centennial Asset Management and Shareholder Services, Inc. (since March 2004); Vice President of OppenheimerFunds Distributor, Inc., Centennial Asset Management Corporation and Shareholder Services, Inc. (since June 1983); Former Vice President and Director of Internal Audit of the Manager (1997-February 2004). An officer of 105 portfolios in the OppenheimerFunds complex.

Brian W. Wixted, Treasurer and Principal Financial & Accounting Officer (since 2007) Age: 48

Senior Vice President and Treasurer of the Manager (since March 1999); Treasurer of the following: HarbourView Asset Management Corporation, Shareholder Financial Services, Inc., Shareholder Services, Inc., Oppenheimer Real Asset Management, Inc. and Oppenheimer Partnership Holdings, Inc. (since March 1999), OFI Private Investments, Inc. (since March 2000), OppenheimerFunds International Ltd. and OppenheimerFunds plc (since May 2000), OFI Institutional Asset Management, Inc. (since November 2000), and OppenheimerFunds Legacy Program (charitable trust program established by the Manager) (since June 2003); Treasurer and Chief Financial Officer of OFI Trust Company (trust company subsidiary of the Manager) (since May 2000); Assistant Treasurer of the following: OAC (since March 1999), Centennial Asset Management Corporation (March 1999-October 2003) and OppenheimerFunds Legacy Program (April 2000-June 2003). An officer of 105 portfolios in the OppenheimerFunds complex.

Brian S. Petersen, Assistant Treasurer (since 2007) Age: 37

Vice President of the Manager (since February 2007); Assistant Vice President of the Manager (August 2002-February 2007); Manager/Financial Product Accounting of the Manager (November 1998-July 2002). An officer of 105 portfolios in the OppenheimerFunds complex.

Brian C. Szilagyi, Assistant Treasurer (since 2007) Age: 38

Assistant Vice President of the Manager (since July 2004); Director of Financial Reporting and Compliance of First Data Corporation (April 2003-July 2004); Manager of Compliance of Berger Financial Group LLC (May 2001-March 2003). An officer of 105 portfolios in the OppenheimerFunds complex.

Robert G. Zack, Vice President and Secretary (since 2007) Age: 59

Executive Vice President (since January 2004) and General Counsel (since March 2002) of the Manager; General Counsel and Director of the Distributor (since December 2001); General Counsel of Centennial Asset Management Corporation (since December 2001); Senior Vice President and General Counsel of HarbourView Asset Management Corporation (since December 2001); Secretary and General Counsel of OAC (since November 2001); Assistant Secretary (since September 1997) and Director (since November 2001) of OppenheimerFunds International Ltd. and OppenheimerFunds plc; Vice President and Director of Oppenheimer Partnership Holdings, Inc. (since December 2002); Director of Oppenheimer Real Asset Management, Inc. (since November 2001); Senior Vice President, General Counsel and Director of Shareholder Financial Services, Inc. and Shareholder Services, Inc. (since December 2001); Senior Vice President, General Counsel and Director of OFI Private Investments, Inc. and OFI Trust Company (since November 2001); Vice President of OppenheimerFunds Legacy Program (since June 2003); Senior Vice President and General Counsel of OFI Institutional Asset Management, Inc. (since November 2001); Director of OppenheimerFunds (Asia) Limited (since December 2003); Senior Vice President (May 1985-December 2003). An officer of 105 portfolios in the OppenheimerFunds complex.

39	OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

TRUSTEES AND OFFICERS Unaudited / Continued

Lisa I. Bloomberg, Assistant Secretary (since 2007) Age: 40

Vice President and Associate Counsel of the Manager (since May 2004); First Vice President (April 2001-April 2004), Associate General Counsel (December 2000-April 2004) of UBS Financial Services, Inc. An officer of 105 portfolios in the OppenheimerFunds complex.

Phillip S. Gillespie, Assistant Secretary (since 2007) Age: 44

Senior Vice President and Deputy General Counsel of the Manager (since September 2004); First Vice President (2000-September 2004), Director (2000-September 2004) and Vice President (1998-2000) of Merrill Lynch Investment Management. An officer of 105 portfolios in the OppenheimerFunds complex.

Kathleen T. Ives, Assistant Secretary (since 2007) Age: 42

Vice President (since June 1998) and Senior Counsel and Assistant Secretary (since October 2003) of the Manager; Vice President (since 1999) and Assistant Secretary (since October 2003) of the Distributor; Assistant Secretary of Centennial Asset Management Corporation (since October 2003); Vice President and Assistant Secretary of Shareholder Services, Inc. (since 1999); Assistant Secretary of OppenheimerFunds Legacy Program and Shareholder Financial Services, Inc. (since December 2001); Assistant Counsel of the Manager (August 1994-October 2003). An officer of 105 portfolios in the OppenheimerFunds complex.

The Fund’s Statement of Additional Information contains additional information about the Fund’s Trustees and Officers and is available without charge upon request, by calling 1.800.525.7048.

40	OPPENHEIMER PORTFOLIO SERIES FIXED INCOME ACTIVE ALLOCATION FUND

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

Item 3.  Audit Committee Financial Expert.

The Board of Trustees of the registrant has determined that Edward L. Cameron, the Chairman of the Board’s Audit Committee, and George C. Bowen, a member of the Board’s Audit Committee, are audit committee financial experts and that Messrs. Cameron and Bowen are “independent” for purposes of this Item 3.

Item 4.  Principal Accountant Fees and Services.

(a)	Audit Fees

The principal accountant for the audit of the registrant’s annual financial statements billed $17,000 in fiscal 2008 and no such fees in fiscal 2007.

(b)	Audit-Related Fees

The principal accountant for the audit of the registrant’s annual financial statements billed no such fees during the last two fiscal years.

The principal accountant for the audit of the registrant’s annual financial statements billed no such fees during the last two fiscal years to the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(c)	Tax Fees

The principal accountant for the audit of the registrant’s annual financial statements billed no such fees to the registrant during the last two fiscal years.

The principal accountant for the audit of the registrant’s annual financial statements billed no such fees to the registrant during the last two fiscal years to the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(d)	All Other Fees

The principal accountant for the audit of the registrant’s annual financial statements billed no such fees to the registrant during the last two fiscal years.

The principal accountant for the audit of the registrant’s annual financial statements billed no such fees during the last two fiscal years to the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(e)

(1) During its regularly scheduled periodic meetings, the registrant’s audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

Under applicable laws, pre-approval of non-audit services maybe waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

(2) 100%

(f)	Not applicable as less than 50%.

(g)

The principal accountant for the audit of the registrant’s annual financial statements billed no such fees to the registrant during the last two fiscal years to the registrant and the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

(h)	No such services were rendered.

Item 5.  Audit Committee of Listed Registrants

Not applicable.

Item 6.  Schedule of Investments.

Not applicable.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards

1.

The Fund’s Governance Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.

2.

The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3.

The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4.

Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”

5.

Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

Item 11.  Controls and Procedures.

Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 01/31/2008, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)	(1) Exhibit attached hereto.

(2) Exhibits attached hereto.

(3) Not applicable.

(b)	Exhibit attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Portfolio Series: Fixed Income Active Allocation

By:	/s/ John V. Murphy
John V. Murphy
Principal Executive Officer
Date:	03/11/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John V. Murphy
John V. Murphy
Principal Executive Officer
Date:	03/11/2008

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer
Date:	03/11/2008